Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill [Abstract]
Schedule of gross amount and accumulated impairment losses
	Agency segment	Claims Adjusting segment	Total
	RMB	RMB	RMB
Gross as of December 31, 2020 and 2021	131,977	21,237	153,114
Accumulated impairment loss as of December 31, 2020 and 2021	(22,108)	(21,237)	(43,245)
Net as of December 31, 2020	109,869	—	109,869
Net as of December 31, 2021	109,869	—	109,869